SHORT-TERM BANK LOANS	12 Months Ended
Dec. 31, 2024
SHORT-TERM BANK LOANS
SHORT-TERM BANK LOANS

NOTE 11 — SHORT-TERM BANK LOANS

Short-term bank loans are working capital loans from banks in China. Short-term bank loans as of December 31, 2024 consisted of the following:

			Effective
		Guarantors/	Interest	Issuance	Expiration	Amount-	Amount-
Lender	Company	Collateral	Rate	Date	Date	RMB	US$
Industrial and Commercial Bank of China	Baide Suzhou	Nanjing Changcheng,	3.00%	January 12,2024	January 11,2025	5,000,000	685,000
China Merchants Bank	Baide Suzhou	Baihui	2.55%	September 13, 2024	March 13,2025	5,000,000	685,000
China Merchants Bank	Baide Suzhou	Nanjing Changcheng,	3.00%	November 11,2024	March 26,2025	10,000,000	1,370,000
China Merchants Bank	Baide Suzhou	Baihui	2.55%	October 31, 2024	October 28, 2025	5,000,000	685,000
China Merchants Bank	Baide Suzhou	Nanjing Changcheng	2.55%	November 6,2024	November 5,2025	5,000,000	685,000
China Merchants Bank	Baide Suzhou	Nanjing Changcheng	2.55%	November 7,2024	May 5,2025	5,000,000	685,000
Jiangsu Bank	Baide Suzhou	Nanjing Changcheng	3.30%	December 4,2024	December 3,2025	5,000,000	685,000
Bank of China	Baide Suzhou	Nanjing Changcheng/Baide capital	3.10%	December 6,2024	December 5,2025	10,000,000	1,370,000
China CITIC Bank	Baide Suzhou	Nanjing Changcheng	3.00%	December 25,2024	December 25,2025	10,000,000	1,370,000
China CITIC Bank	Baide Suzhou	Nanjing Changcheng	3.00%	December 26,2024	June 26,2025	10,000,000	1,370,000
China CITIC Bank Suzhou Branch	Baide Suzhou	Nanjing Changcheng,	3.95%	May 14, 2024	May 14, 2025	4,000,000	548,000
China CITIC Bank Suzhou Branch	Baide Suzhou	Nanjing Changcheng,	4.15%	March 27, 2024	March 27, 2025	6,000,000	822,000
Bank of Communications Suzhou Branch	Baide Suzhou	Nanjing Changcheng	3.40%	May 6, 2024	May 6, 2025	5,000,000	685,000
Bank of Communications Suzhou Branch	Baide Suzhou	Nanjing Changcheng	3.40%	May 11, 2024	May 11, 2025	5,000,000	685,000
China Minsheng Bank	Baide Suzhou	N/A	4.10%	April 26, 2024	April 25, 2025	3,000,000	411,000
Bank of Nanjing	Nanjing Changcheng	Baide Suzhou	4.05%	August 26,2024	August 19,2025	2,000,000	274,000
Bank of Nanjing	Nanjing Changcheng	Baide Suzhou	3.85%	November 21,2024	November 19,2025	3,000,000	411,000
Bank of China	Nanjing Changcheng	Baide Suzhou	3.36%	September 26, 2024	June 20,2025	3,000,000	411,000
Hangzhou Bank	Nanjing Changcheng	Baide Suzhou	3.90%	January 30, 2024	January 29, 2025	10,000,000	1,370,000
Bank of China Nanjing Hexi Branch	Nanjing Changcheng	Baide Suzhou	3.36%	June 26, 2024	June 20, 2025	7,000,000	959,000
Total						118,000,000	16,166,000

Bank loans with expiration date before the report date had been repaid subsequently. Short-term bank loans as of December 31, 2023 consisted of the following:

			Effective
		Guarantors/	Interest	Issuance	Expiration	Amount-
Lender	Company	Collateral	Rate	Date	Date	RMB	Amount-US$
Taicang Sub-branch, Suzhou Branch,China Merchants Bank	Baide Suzhou	Guangzhou Baihui	3.90%	August 8, 2023	August 8, 2024	5,000,000	704,000
Taicang Sub-branch, Suzhou Branch,China Merchants Bank	Baide Suzhou	Guangzhou Baihui	2.50%	August 9, 2023	August 7, 2024	5,000,000	704,000
Taicang Sub-branch, Suzhou Branch,China Merchants Bank	Baide Suzhou	Nanjing Changcheng	2.50%	August 25, 2023	August 23, 2024	10,000,000	1,408,000
China Merchants Bank Guangzhou Guanggang New City Sub-branch	Baide Suzhou	Nanjing Changcheng	2.50%	July 21, 2023	July 19, 2024	10,000,000	1,408,000
China CITIC Bank Suzhou Branch	Baide Suzhou	Nanjing Changcheng, AR from Baide Suzhou	3.95%	May 15, 2023	May 15, 2024	4,000,000	563,200
China CITIC Bank Suzhou Branch	Baide Suzhou	Nanjing Changcheng, AR from Baide Suzhou	3.95%	September 21, 2023	March 27, 2024	6,000,000	844,800
China CITIC Bank Suzhou Branch	Baide Suzhou	Nanjing Changcheng,AR from Baide Suzhou	4.15%	December 29, 2023	June 29, 2024	10,000,000	1,408,000
Bank of Nanjing	Nanjing Changcheng	/	4.05%	November 27, 2023	November 19, 2024	3,000,000	422,400
Bank of Nanjing	Nanjing Changcheng	/	3.95%	March 16, 2023	March 15, 2024	5,000,000	704,000
Total						58,000,000	$8,166,400

Interest expense was $497,247, $227,923 and $243,838 for the years ended December 31, 2024, 2023 and 2022, respectively.